Restructuring Expenses (Tables)	9 Months Ended
Sep. 30, 2012
Restructuring Expenses [Abstract]
Summarizes activity related to accrued severance benefits
The following table summarizes the activity related to accrued severance benefits for the nine months ended September 30, 2012 (in thousands).
Accrued Severance Benefits

Balance at December 31, 2011	$1,544
Net charges paid	(1,544)
Balance at September 30, 2012	$—